Financial instrument - Summery of Liability on Written Put Options to Non-controlling Interest (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of financial assets [line items]
Finance expense recognized in consolidated statement of income	₨ 14,770	$ 173	₨ 12,552	₨ 10,077
Translation adjustment	12		3
Liability on written put options to non-controlling interests [member]
Disclosure of financial assets [line items]
Balance at the beginning of the year	(4,303)		0
Addition through Business combination	0		(4,238)
Finance expense recognized in consolidated statement of income	(530)		(33)
Translation adjustment	(112)		(32)
Balance at the end of the year	₨ (4,945)		₨ (4,303)	₨ 0